Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000009900 | U.S. Treasury Notes_5.375_2031-02-15
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000009900 | U.S. Treasury Notes_5.5_2028-08-15
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000009900 | U.S. Treasury Notes_4.375_2034-05-15
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009900 | Alphabet, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000009900 | Microsoft Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000009900 | Apple, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000009900 | iShares Gold Trust_0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009900 | NVIDIA Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009900 | U.S. Treasury Notes_4.25_2026-11-30
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009900 | U.S. Treasury Notes_2.375_2027-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009900 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009900 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000009900 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009900 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009900 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009900 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009900 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009900 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009900 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009900 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000009900 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009900 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000009900 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000009900 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000009900 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000009900 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000009900 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000009900 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000009900 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000009900 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000009900 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009900 | InvestmentType_Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009900 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009900 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000075008 | U.S. Treasury Notes_5.375_2031-02-15
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000075008 | U.S. Treasury Notes_5.5_2028-08-15
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000075008 | U.S. Treasury Notes_4.375_2034-05-15
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000075008 | Alphabet, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000075008 | Microsoft Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000075008 | Apple, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000075008 | iShares Gold Trust_0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000075008 | NVIDIA Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000075008 | U.S. Treasury Notes_4.25_2026-11-30
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000075008 | U.S. Treasury Notes_2.375_2027-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000075008 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000075008 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000075008 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000075008 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000075008 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000075008 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000075008 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000075008 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000075008 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000075008 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000075008 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000075008 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000075008 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000075008 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000075008 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000075008 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000075008 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000075008 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000075008 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000075008 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000075008 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000075008 | InvestmentType_Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000075008 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000075008 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000009903 | Enova International, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000009903 | ACM Research, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000009903 | Brinker International, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009903 | Evercore, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000009903 | Nova Ltd._0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009903 | Piper Sandler Companies_0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009903 | Coca-Cola Consolidated, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009903 | Sterling Infrastructure, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009903 | Powell Industries, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009903 | WESCO International, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009903 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000009903 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009903 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009903 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009903 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009903 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009903 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000009903 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009903 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000009903 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000009903 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000009903 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000009903 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000009903 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000090023 | Enova International, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000090023 | Nova Ltd._0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000090023 | iShares Russell Micro-Cap ETF_0
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000090023 | Merchants Bancorp_0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000090023 | U.S. Treasury Bills_3.694_2026-09-17
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000090023 | Ingles Markets, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000090023 | OFG Bancorp_0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000090023 | PC Connection, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000090023 | Federal Agricultural Mortgage Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000090023 | United States Lime & Minerals, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000090023 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000090023 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000090023 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000090023 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000090023 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000090023 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000090023 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000090023 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000090023 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000090023 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000090023 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000090023 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000090023 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000090023 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	89.30%
C000090023 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000090023 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000090023 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000090023 | InvestmentType_Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000157576 | Alphabet, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000157576 | Apple, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000157576 | NVIDIA Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000157576 | Enova International, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000157576 | ASML Holding N.V._0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000157576 | Broadcom, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000157576 | Goldman Sachs Group, Inc. (The)_0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000157576 | Caterpillar, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157576 | Taiwan Semiconductor Manufacturing Company Ltd._0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000157576 | Jabil, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157576 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000157576 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000157576 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000157576 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000157576 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157576 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000157576 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000157576 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000157576 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000157576 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000157576 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000157576 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000157576 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000157576 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000157576 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000157576 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000157576 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	78.60%
C000157576 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000157576 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000157576 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157576 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000157576 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.60%